SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) - director	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Yinxing Energy
Significant accounting estimates and judgements
Ownership interest in subsidiary (in percent)		40.23%	40.44%
Ownership interest in subsidiary held by the other majority shareholders (in percent)		59.77%	59.56%
Chalco Mining
Significant accounting estimates and judgements
Ownership interest in subsidiary (in percent)		18.86%
Chalco Resources
Significant accounting estimates and judgements
Ownership interest in associate (in percent)		6.68%	15.00%
Number of directors can be appointed		1
Total number of directors		5
China Rare Earth
Significant accounting estimates and judgements
Ownership interest in associate (in percent)	14.62%	14.62%	14.62%
Number of directors can be appointed		1	1
Total number of directors		7	7
Chinalco Capital
Significant accounting estimates and judgements
Voting rights in associate (in percent)		17.70%	17.70%
Number of directors can be appointed		1	1
Total number of directors		3	3
New Aluminum Power
Significant accounting estimates and judgements
Ownership interest in associate (in percent)		16.00%	16.00%
Number of directors can be appointed		1	1
Total number of directors		9	9